DECOMMISSIONING, RESTORATION AND SIMILAR LIABILITIES - Schedule of Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Non-current	$ 352.9	$ 363.5
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provision for decommissioning, restoration and rehabilitation costs	392.7	220.4
Accretion expense included in finance costs	13.9	9.0
Revisions in estimates and obligations	6.0	82.4
Expenditures during the current year	(16.2)	(3.2)
Increase (decrease) through net exchange differences, other provisions	(20.7)	(1.6)
Decrease through disposal of related mineral properties, other provisions	(1.5)	0.0
Balance, end of year	377.2	392.7
Current	24.3	29.2
Non-current	352.9	363.5
Provision for decommissioning, restoration and rehabilitation costs	377.2	392.7
Acquisition through asset acquisition, other provisions	3.0	85.7
Accretion expense included in finance costs	13.9	9.0
Acquisition through asset acquisition, other provisions	$ 3.0	$ 85.7